Shareholders' Equity - Summary of Stock Options (Detail)		1 Months Ended	12 Months Ended
	Dec. 27, 2019 shares	Jan. 31, 2021 shares $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of Shareholder's Equity [Abstract]
Number of options, Balance at beginning of year		2,455,002	3,518,335	3,130,000
Number of options, Granted during the year	1,090,000	1,085,000	0	1,090,000
Number of options, Expired during the year			(980,000)	(600,000)
Number of options, Forfeited during the year			(83,333)	(101,665)
Number of options, Balance at end of the year			2,455,002	3,518,335
Number of options, Options exercisable at the end of the year			1,711,669	1,972,223
Weighted average exercise price, Balance at beginning of year		$ 2.89	$ 3.26	$ 4.17
Weighted average exercise price, Granted during the year			0	1.30
Weighted average exercise price, Expired during the period			4.29	4.36
Weighted average exercise price, Forfeited during the year			2.17	3.48
Weighted average exercise price, Balance at end of the year			2.89	3.26
Weighted average exercise price, Options exercisable at the end of the year			$ 3.51	$ 4.32